Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Numerator
Net income attributable to the Group	$ 51,230	$ 37,537	$ 36,108
Income (loss) from discontinued operations			80
Net income attributable to the Group	51,230	37,537	36,250
Denominator
Weighted average number of ordinary shares	32,129,355	29,662,696	29,286,348
Basic EPS
Net income attributable to the Group (in dollars per share)	$ 1.59	$ 1.27	$ 1.23
Net income from continuing operations attributable to the Group	51,230	37,537	36,108
Income (loss) from discontinued operations			80
Denominator
Diluted weighted average number of ordinary shares outstanding	32,242,488	30,235,884	29,734,292
Diluted net income attributable to the Group per share (in dollars per share)	$ 1.59	$ 1.24	$ 1.22
Class A
Earnings per share
Number of votes per ordinary share	1
Numerator
Net income attributable to the Group	8,921	991	504
Net income from continuing operations available for ordinary shares	8,921	991	504
Income (loss) from discontinued operations			1
Net income attributable to the Group	8,921	991	505
Denominator
Weighted average number of ordinary shares	5,595,292	782,721	407,749
Basic EPS
Net income from continuing operations attributable to the Group (in dollars per share)	$ 1.59	$ 1.27	$ 1.23
Net income attributable to the Group (in dollars per share)	$ 1.59	$ 1.27	$ 1.23
Net income from continuing operations attributable to the Group	8,921	991	504
Realocation of net income as a result of conversion of Class B to Class A ordinary shares	42,309	36,546	35,666
Net income from continuing operations available for ordinary shares	51,230	37,537	36,170
Income (loss) from discontinued operations			1
Realocation of net income as a result of conversion of Class B to Class A ordinary shares			79
Income (loss) from discontinued operations available for ordinary shares			80
Net income attributable to the Group	51,230	37,537	36,250
Denominator
Conversion of Class B to Class A shares	26,534,063	28,879,975	28,878,599
Stock option plans (in shares)	113,133	573,188	447,944
Diluted weighted average number of ordinary shares outstanding	32,242,488	30,235,884	29,734,292
Diluted net income attributable to the Group per share (in dollars per share)	$ 1.59	$ 1.24	$ 1.22
Class B
Earnings per share
Number of votes per ordinary share	10
Numerator
Net income attributable to the Group	42,309	36,546	35,666
Less net income attributable to participating shares			(4)
Net income from continuing operations available for ordinary shares	42,309	36,546	35,662
Income (loss) from discontinued operations			79
Net income attributable to the Group	42,309	36,546	35,741
Denominator
Weighted average number of ordinary shares	26,534,063	28,879,975	28,878,599
Basic EPS
Net income from continuing operations attributable to the Group (in dollars per share)	$ 1.59	$ 1.27	$ 1.23
Net income attributable to the Group (in dollars per share)	$ 1.59	$ 1.27	$ 1.23
Net income from continuing operations attributable to the Group	42,309	36,546	35,666
Net income from continuing operations available for ordinary shares	42,309	36,546	35,666
Income (loss) from discontinued operations			79
Income (loss) from discontinued operations available for ordinary shares			79
Net income attributable to the Group	$ 42,309	$ 36,546	$ 35,745
Denominator
Stock option plans (in shares)	113,133	573,188	447,944
Diluted weighted average number of ordinary shares outstanding	26,647,196	29,453,163	29,326,543
Diluted net income attributable to the Group per share (in dollars per share)	$ 1.59	$ 1.24	$ 1.22